Document and Entity Information Document	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	Duolingo, Inc.
Entity Central Index Key	0001562088
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40653
Entity Tax Identification Number	45-3055872
Entity Address, Address Line One	5900 Penn Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15206
City Area Code	412
Local Phone Number	567-6602
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	DUOL
Entity Emerging Growth Company	false